Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Charge/(credit) for the year:
Dividends paid	$ (5,220)	$ (2,921)	$ (4,130)
Current	2,025	1,959
Non-current	8,223	8,445
Provision for dividends and other liabilities [Member]
Disclosure of other provisions [Line Items]
At the beginning of the financial year	984	930
Dividends determined	5,221	2,871
Charge/(credit) for the year:
Underlying	337	316
Discounting	4	5
Exchange variations	3	53
Released during the year	(78)	(122)
Utilised	(150)	(223)
Dividends paid	(5,325)	(2,921)
Transferred to liabilities held for sale	(39)
Transfers and other movements	(13)	75
At the end of the financial year	944	984	$ 930
Current	290	332
Non-current	$ 654	$ 652